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                                SUPPLEMENT TO THE
                            SCHWAB YIELDPLUS FUND(R)
                                PROSPECTUS DATED
                                NOVEMBER 15, 2001



                         The following information
                         supplements the information
                         appearing under the heading "Fund
                         Management" in the Prospectus.

                         Effective July 8, 2002, Birger
                         Nesteby ceased serving as a co-
                         manager of the fund, and Kimon
                         Daifotis assumed responsibility for
                         both the overall and day-to-day
                         management of the fund.

                         Please retain this supplement for
                         future reference.